Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Ingredient materials	$ 439,946	$ 414,595
Package and other materials	117,234	114,398
Finished goods	228,147	194,912
Total inventories	$ 785,327	$ 723,905